PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 6:-	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2022	2021
Cost:

Machinery and manufacturing equipment, net (1)	$334,156	$325,188
Office equipment and furniture	36,079	32,362
Motor vehicles	5,139	5,150
Buildings and leasehold improvements	129,679	142,868
Prepaid expenses related to operating lease (2)	939	939

	505,992	506,507
Accumulated depreciation and impairment:

Machinery and manufacturing equipment, net	230,063	207,365
Office equipment and furniture	24,491	21,278
Motor vehicles	3,832	3,664
Buildings and leasehold improvements	51,722	52,896
Prepaid expenses related to operating lease	163	154
Impairment of fixed assets (3)	26,429	-

	336,700	285,357

Depreciated cost	$169,292	$221,150

(1)	Presented net of investment grants received in the total amount of $7,693.

(2)
Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years.

(3)	Non cash pre-tax impairment charges (see also Note 2k).

Depreciation expense were $33,813, $32,394 and $28,829 for the years ended December 31, 2022, 2021 and 2020, respectively.